Financial Risk Management - Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income (Detail) - Exchange Rate Risk [member]	12 Months Ended
Dec. 31, 2024 USD ($)
Positive variation impact on net income corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss before income tax for fiscal year ended December 31, 2023	$ (17)
Negative variation impact on net income corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss before income tax for fiscal year ended December 31, 2023	$ 17
Peso against U.S. dollar [member] | Positive variation impact on net income corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation (+) / depreciation (-) of exchange rate of peso against dollar	10.00%
Peso against U.S. dollar [member] | Negative variation impact on net income corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation (+) / depreciation (-) of exchange rate of peso against dollar	(10.00%)